DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments	$ 267
Reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(121)	$ 226
Derivative, Notional Amount	$ 17,398	$ 9,058